Lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Operating lease cost | $	$ 257		$ 193
Short-term lease cost | $	64		153
Total lease cost | $	$ 321		$ 346
ZHEJIANG TIANLAN
Amortization of right-of-use assets | ¥		¥ 5,837		¥ 4,347
Interest on lease liabilities included under cost of revenue and selling and administrative expenses | ¥		1,244		2,214
Total lease cost | ¥		¥ 7,081		¥ 6,561